CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Total revenue	$ 7,120,040	$ 3,666,346
Costs and expenses
Cost of sales	5,467,197	2,467,100
Selling, general and administrative	3,699,079	4,379,800
Stock-based compensation expense	1,504,389	3,966,621
Professional fees	2,299,693	1,598,818
Depreciation and amortization	215,461	115,696
Total costs and expenses	13,185,819	12,528,035
Operating loss	(6,065,779)	(8,861,689)
Other expenses (income)
Amortization of debt discount and equity issuance costs	295,256	2,019,726
Interest expense	453,522	345,371
Loss on extinguishment of debt	1,638,009	377,300
Loss (gain) on derivative liability	(735,796)	2,204,172
Other income, net	(97,948)
Total other expenses, net	1,553,043	4,946,569
Net loss from continuing operations before income taxes	(7,618,822)	(13,808,258)
Loss from discontinued operations	(60,870)	(1,675,539)
Loss from operations before income taxes	(7,679,692)	(15,483,797)
Net loss	(7,679,692)	(15,483,797)
Deemed dividends	$ 830,494	$ 2,341,000
Per share data - basic and diluted
Net loss from continuing operations per share	$ (0.15)	$ (0.36)
Net loss from discontinued operations per share		(0.04)
Net loss attributable to common stockholders per share	$ (0.17)	$ (0.47)
Weighted average number of common shares outstanding	50,895,301	38,106,781
Net loss attributable to common stockholders	$ (8,510,186)	$ (17,824,797)
Service
Total revenue	1,081,291	1,787,863
Cultivation sales
Total revenue	2,279,867
Product sales
Total revenue	3,655,045	1,783,046
Interest
Total revenue	$ 103,837	$ 95,437